Commitments, contingencies and legal proceedings (Tables)	12 Months Ended
Dec. 31, 2020
Commitments, contingencies and legal proceedings
Schedule of contractual obligations

EURm	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Purchase obligations(1)	2 780	159	109	4	3 052

(1)   Includes inventory purchase obligations, service agreements and outsourcing arrangements.

Schedule of guarantees and other contingent commitments

EURm	2020	2019
Contingent liabilities on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	1 107	1 190
Non-commercial guarantees	450	531
Corporate guarantees(2)
Commercial guarantees(1)	453	969
Non-commercial guarantees	53	54
Financing commitments
Customer finance commitments(3)	180	303
Venture fund commitments(4)	189	244
Other contingent liabilities and financing commitments(5)
Other guarantees and financing commitments	11	15

(1)   In commercial guarantees, the Group reports guarantees that are issued in the normal course of business to the Group’s customers for the performance of the Group’s obligations under supply agreements, including tender bonds, performance bonds and warranty bonds.

(2)   In corporate guarantees, the Group reports guarantees with primary obligation that have been issued to the Group’s customers and other third parties.

(3)   Customer finance commitments are available under loan facilities negotiated with customers. Availability of the facility is dependent upon the borrower’s continuing compliance with the agreed financial and operational covenants, and compliance with other administrative terms of the facility. The loan facilities are primarily available to fund capital expenditure relating to purchases of network infrastructure equipment and services. Refer to Note 36, Financial risk management.

(4)   As a limited partner in NGP Capital and certain other funds making technology-related investments, the Group is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.

(5)   Other contingent liabilities and financing commitments exclude committed lease contracts that have not yet commenced and purchase obligations.